CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Net income (loss)	$ 13,564	$ 8,209	$ (4,105)
Other comprehensive income - change in cumulative foreign currency translation adjustments	1,373	701	1,855
Comprehensive income (loss)	14,937	8,910	(2,250)
Comprehensive income (loss) attributable to noncontrolling interest			(270)
Comprehensive income (loss) attributable to China Distance Education Holdings Limited	$ 14,937	$ 8,910	$ (1,980)